COMMON STOCK - Level 2 Warrants Rollforward (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award
Derivative Liability, Statement of Financial Position [Extensible Enumeration]	Derivative Liability, Current	Derivative Liability, Current	Derivative Liability, Current	Derivative Liability, Current
Fair Value Adjustment of Warrants	$ (3,550)	$ (4,402)	$ (5,216)	$ (5,128)	$ (5,137)	$ (10,250)	$ (60,030)
Level 2
Share-based Compensation Arrangement by Share-based Payment Award
Warrants and rights outstanding	$ 2,499	$ 4,056	2,499	4,056	4,046	7,989
Issuance of Stock and Warrants for Services or Claims			3,157	1,195
Fair Value Adjustment of Warrants			(5,216)	$ (5,128)
Warrants Repricing Adjustment			$ 512
Estimate of Fair Value Measurement [Member] | Level 2
Share-based Compensation Arrangement by Share-based Payment Award
Warrant fair value					4,046	7,989	18,237	$ 78,267
Changes Measurement [Member] | Level 2
Share-based Compensation Arrangement by Share-based Payment Award
Warrant fair value					(5,137)	$ (10,250)	$ (60,030)
Portion at Other than Fair Value Measurement [Member] | Level 2
Share-based Compensation Arrangement by Share-based Payment Award
Warrant fair value					$ 1,194